Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
Prospectus Date	rr_ProspectusDate	Jan. 01, 2024
Class NAV | Emerging Markets Debt Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	John Hancock Emerging Markets Debt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return with an emphasis on current income as well as capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets in fixed-income securities and debt instruments of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging or a developed country. Examples of emerging-market countries include most African, Central Asian, Eastern European, and South and Central American nations.The manager uses proprietary research to identify specific countries, corporate sectors, and issuers that are attractively priced. The manager’s investment decisions are not constrained by market capitalization, company fundamentals, security valuation or seasoning, or similar characteristics. The manager uses economic and industry analysis to try to anticipate shifts in the business cycle. Due to potentially volatile conditions in emerging markets, the fund’s portfolio turnover ratio may be higher-than-average, which could increase transaction costs. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.The fund may invest in debt securities of any maturity denominated in any currency, including but not limited to: debt issued by governments or government agencies, including the U.S. Treasury; U.S. and foreign corporate-debt instruments; mortgage- and asset-backed securities and collateralized mortgage obligations; and variable and floating-rate senior and subordinated corporate-debt obligations. The fund may invest in countries that do not have sovereign bond ratings or whose bonds are rated below-investment-grade (junk bonds). The fund may invest in corporate or other privately issued debt instruments of issuers with market capitalizations below $1 billion. The fund may engage in derivatives transactions, including forwards, options, swaps and futures, to reduce risk, manage volatility and/or obtain efficient market exposure.The fund is non-diversified and may both invest in a smaller number of issuers and invest more of its assets in the securities of a single issuer than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.A note on performanceClass A and Class NAV shares commenced operations on January 4, 2010 and June 20, 2013, respectively. Returns shown prior to Class NAV shares’commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A shares for the periods shown, performance would have been lower.Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return through:Q3 20231.71%Best quarter:Q2 202013.40%Worst quarter:Q1 2020-16.12%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Class NAV | Emerging Markets Debt Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Class NAV | Emerging Markets Debt Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Class NAV | Emerging Markets Debt Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class NAV | Emerging Markets Debt Fund | Changing Distribution Levels Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Class NAV | Emerging Markets Debt Fund | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Class NAV | Emerging Markets Debt Fund | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Class NAV | Emerging Markets Debt Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Class NAV | Emerging Markets Debt Fund | ESG Integration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.
Class NAV | Emerging Markets Debt Fund | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Class NAV | Emerging Markets Debt Fund | Floating Rate Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Floating rate loans risk. Floating rate loans are generally rated below investment-grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments.
Class NAV | Emerging Markets Debt Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Class NAV | Emerging Markets Debt Fund | Hong Kong Bond Connect Program (Bond Connect) risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hong Kong Bond Connect Program (Bond Connect) risk. Trading in China bonds through Bond Connect, a mutual market access program that enables foreign investment in the People’s Republic of China (PRC), is subject to certain restrictions and risks. Bonds listed on Bond Connect may lose purchase eligibility, which could adversely affect the fund’s performance. Trading through Bond Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Bond Connect may affect bond prices. These risks are heightened by the underdeveloped state of the PRC’s investment and banking systems in general.
Class NAV | Emerging Markets Debt Fund | Hedging Derivatives And Other Strategic Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts and swaps, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Class NAV | Emerging Markets Debt Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Class NAV | Emerging Markets Debt Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Class NAV | Emerging Markets Debt Fund | Lower Rated And High Yield Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Class NAV | Emerging Markets Debt Fund | Mortgage Backed And Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Class NAV | Emerging Markets Debt Fund | Operational And Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Class NAV | Emerging Markets Debt Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Class NAV | Emerging Markets Debt Fund | Small And Mid Sized Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Class NAV | Emerging Markets Debt Fund | US Government Agency Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
Class NAV | Emerging Markets Debt Fund | US Treasury Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Treasury obligations risk. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund’s investments in obligations issued by the U.S. Treasury to decline.
Class NAV | Emerging Markets Debt Fund | Class NAV
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.78%
1 year	rr_ExpenseExampleYear01	$ 80
3 years	rr_ExpenseExampleYear03	251
5 years	rr_ExpenseExampleYear05	438
10 years	rr_ExpenseExampleYear10	$ 977
2013	rr_AnnualReturn2013	(6.53%)
2014	rr_AnnualReturn2014	4.86%
2015	rr_AnnualReturn2015	(4.37%)
2016	rr_AnnualReturn2016	14.21%
2017	rr_AnnualReturn2017	13.50%
2018	rr_AnnualReturn2018	(5.92%)
2019	rr_AnnualReturn2019	15.09%
2020	rr_AnnualReturn2020	5.07%
2021	rr_AnnualReturn2021	(2.12%)
2022	rr_AnnualReturn2022	(14.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return through:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.12%)
1 year	rr_AverageAnnualReturnYear01	(14.66%)
5 year	rr_AverageAnnualReturnYear05	(1.02%)
10 year	rr_AverageAnnualReturnYear10	1.45%
Class NAV | Emerging Markets Debt Fund | Return After Taxes on Distributions | Class NAV
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(16.65%)
5 year	rr_AverageAnnualReturnYear05	(3.03%)
10 year	rr_AverageAnnualReturnYear10	(0.78%)
Class NAV | Emerging Markets Debt Fund | Return After Taxes on Distributions and Sale of Shares | Class NAV
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(8.67%)
5 year	rr_AverageAnnualReturnYear05	(1.53%)
10 year	rr_AverageAnnualReturnYear10	0.16%
Class NAV | Emerging Markets Debt Fund | J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(17.78%)	[2]
5 year	rr_AverageAnnualReturnYear05	(1.31%)	[2]
10 year	rr_AverageAnnualReturnYear10	1.59%	[2]
Class NAV | Emerging Markets Debt Fund | J.P. Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(16.45%)	[2]
5 year	rr_AverageAnnualReturnYear05	(1.00%)	[2]
10 year	rr_AverageAnnualReturnYear10	1.35%	[2]

[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[2]	Prior to April 1, 2023, the fund’s primary benchmark was the J.P. Morgan EMBI Global Index. Effective April 1, 2023, the fund’s primary benchmark index is the J.P. Morgan EMBI Global Diversified Index. The J.P. Morgan EMBI Global Diversified Index better reflects the universe of investment opportunities based on the fund’s investment strategy.